Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Securities Excluded From Dilutive Per Share Computation

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2016	2015
Shares underlying options outstanding	4,592,347	4,303,638
Shares underlying warrants outstanding	3,291,149	2,482,563
Unvested restricted stock	957,336	501,182